INCOME TAXES	12 Months Ended
Dec. 31, 2025
INCOME TAXES
INCOME TAXES
13.	INCOME TAXES

A reconciliation of income taxes at statutory rates with the reported income tax recovery for the years ended December 31 is as follows:

	2025	2024
Loss from operations	$(4,895,652)	$(44,139,532)
Statutory rate	27%	27%
Expected tax recovery	(1,321,826)	(11,917,674)
Permanent differences:
Share-based compensation	1,714,207	1,426,989
Convertible debt	(146,264)	(1,917,987)
Other	(768)	(43,931)
Tax exempt income from disposal of Argentina assets	—	(926,659)
Settlement of flow-through share liability on expenditures (Note 12)	(4,662,848)	(2,324,790)
Flow-through share renunciation	4,515,919	3,918,082
Unrecognized deferred tax assets	(3,926,750)	9,973,232
Recognized deferred tax assets	59,077	(320,061)
Income tax recovery	$(3,769,253)	$(2,132,799)

The tax effects of temporary differences between amounts recorded in the Company’s accounts and the corresponding amounts as calculated for income tax purposes gives rise to the following deferred tax assets and liabilities as at December 31:

	2025	2024
Tax loss carry forwards	$9,132,055	$588,797
Financing costs	—	70,806
Exploration and evaluation assets	(9,194,975)	(786,151)
Marketable securities	(536,820)	(174,328)
Property and equipment	(14,394)	(68,556)
Capital lease obligations	74,656	106,765
Asset retirement obligations	100,502	3,476
Deferred tax liabilities	$(438,976)	$(259,191)

13.	INCOME TAXES (continued)

As at December 31, 2025, no deferred tax assets are recognized on the following temporary differences as it is not probable that sufficient future taxable profit will be available to realize such assets:

December 31, 2025
Canadian tax loss carry forwards	$17,600,041
Australian tax loss carry forwards	2,614,830
US tax loss carry forwards	38,999,796
Property and equipment	944,413
Capital lease obligations	163,473
Financing costs	4,696,095
Asset retirement obligations	39,263

Movement in the Company’s deferred tax assets (liabilities) in the year is as follows:

				Recognized in
		Recognized	Recognized	other
	Opening	in income tax	in	comprehensive	Closing
December 31, 2025	balance	recovery	shareholders equity	income	balance
Deferred tax assets:
Tax loss carry forwards	$588,797	$8,543,258	$—	$—	$9,132,055
Financing costs	70,806	(1,278,564)	1,207,758	—	—
Capital lease obligations	106,765	(32,109)	—	—	74,656
Deferred tax liabilities:
Exploration and evaluation assets	(786,151)	(8,408,824)	—	—	(9,194,975)
Marketable securities	(174,328)	131,456	—	(493,948)	(536,820)
Property and equipment	(68,556)	54,162	—	—	(14,394)
Asset retirement obligations	3,476	97,026	—	—	100,502
	$(259,191)	$(893,595)	$1,207,758	$(493,948)	$(438,976)

13.	INCOME TAXES (continued)

			Recognized	Recognized in
		Recognized	in	other
	Opening	in income tax	shareholders	comprehensive	Closing
December 31, 2024	balance	recovery	equity	income	balance
Deferred tax assets:
Tax loss carry forwards	$6,241,436	$(5,652,639)	$—	$—	$588,797
Financing costs	303,471	(692,325)	459,660	—	70,806
Capital lease obligation	—	106,765	—	—	106,765
Deferred tax liabilities:
Exploration and evaluation assets	(7,142,964)	6,356,813	—	—	(786,151)
Marketable securities	(302,767)	(158,888)	—	287,327	(174,328)
Property and equipment	86,637	(155,193)	—	—	(68,556)
Asset retirement obligations	—	3,476	—	—	3,476
	$(814,187)	$(191,991)	$459,660	$287,327	$(259,191)

Deferred income tax recovery for the years ended December 31 comprises:

	2025	2024
Deferred income tax expense related to operations	$(893,595)	$(191,991)
Settlement of flow-through share liability on expenditures	4,662,848	2,324,790
Deferred income tax recovery	$3,769,253	$2,132,799

The Company has the following tax attributes, which are subject to review, and potential adjustment, by tax authorities:

●	Canadian non-capital and other losses of $48,030,366 (2024: $35,574,798) which expire in 2035-2045.
●	Australian losses of $4,576,810 (2024: $3,177,586) which do not expire.
●	US losses of $40,100,572 (2024: $49,747,423) which do not expire.

In 2016, IsoEnergy acquired exploration and evaluation assets from NexGen. At the time of acquisition from NexGen the net book value was $22,773,810, as recorded in NexGen’s financial statements immediately prior to the transfer, compared to the consideration paid by the Company of $29,000,000. The difference has not been recognized as a deferred tax liability pursuant to the “initial recognition exemption” under IFRS 12 - Income Taxes.